SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Outstanding
Number of options | shares	3,064,674
Weighted average remaining contractual life (years)	59 years 8 months 12 days
Weighted average exercise price	$ 1.39
Exercisable
Number of options | shares	618,230
Weighted average remaining contractual life (years)	3 years 3 months 18 days
Weighted average exercise price	$ 5.1
$0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	2,323,813
Weighted average remaining contractual life (years)	77 years 7 months 24 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
$2.52 – $3.38 [Member]
Outstanding
Range of exercise price, minimum	2.52
Range of exercise price, maximum	$ 3.38
Number of options | shares	237,699
Weighted average remaining contractual life (years)	2 years 4 months 20 days
Weighted average exercise price	$ 3.19
Exercisable
Number of options | shares	237,699
Weighted average remaining contractual life (years)	2 years 4 months 20 days
Weighted average exercise price	$ 3.19
$4.23 - $5.90 [Member]
Outstanding
Range of exercise price, minimum	4.23
Range of exercise price, maximum	$ 5.9
Number of options | shares	258,475
Weighted average remaining contractual life (years)	3 years 11 months 19 days
Weighted average exercise price	$ 5.21
Exercisable
Number of options | shares	244,412
Weighted average remaining contractual life (years)	3 years 11 months 4 days
Weighted average exercise price	$ 5.18
$6.23 -$8.34 [Member]
Outstanding
Range of exercise price, minimum	6.23
Range of exercise price, maximum	$ 8.34
Number of options | shares	180,932
Weighted average remaining contractual life (years)	3 years 2 months 4 days
Weighted average exercise price	$ 6.73
Exercisable
Number of options | shares	105,834
Weighted average remaining contractual life (years)	3 years 3 months 25 days
Weighted average exercise price	$ 6.8
$12.02 - $21.35 [Member]
Outstanding
Range of exercise price, minimum	12.02
Range of exercise price, maximum	$ 21.35
Number of options | shares	63,755
Weighted average remaining contractual life (years)	5 years 2 months 8 days
Weighted average exercise price	$ 14.6
Exercisable
Number of options | shares	30,285
Weighted average remaining contractual life (years)	5 years 1 month 24 days
Weighted average exercise price	$ 13.5
Performance-based Stock Options [Member]
Outstanding
Number of options | shares	592,511
Weighted average remaining contractual life (years)	70 years 7 months 20 days
Weighted average exercise price	$ 0.51
Exercisable
Number of options | shares	56,250
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price	$ 5.35
Performance-based Stock Options [Member] | $ 0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	536,261
Weighted average remaining contractual life (years)	77 years 6 months 25 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
Performance-based Stock Options [Member] | $ 5.35 [Member]
Outstanding
Range of exercise price	$ 5.35
Number of options | shares	56,250
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price	$ 5.35
Exercisable
Number of options | shares	56,250
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price	$ 5.35